Financial risk management (Details Taxtual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve of exchange differences on translation	$ 1,400	$ 1,400	$ 1,400
Trade receivables [member]
Value added tax receivables	114,400	89,400
Kibali Goldmines SA [Member]
Value added tax receivables	$ 70,200	64,900
Kibali Jersey Limited [Member]
Description of reason for change in functional currency	the impact of a 10% change in the US dollar on profit and equity arising as a result of the revaluation of the group’s foreign currency financial instruments.
Value added tax receivables	$ 134,514	$ 131,214	$ 137,369
Unsecured revolving credit facility [Member]
Unsecured bank loans received	400,000
Investments in joint ventures [Member]
Reserve of exchange differences on translation	11,900
Investments in joint ventures [Member] | Kibali Jersey Limited [Member]
Reserve of exchange differences on translation	$ 12,200